UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: December 31, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III

PENN MUTUAL AM STRATEGIC INCOME FUND

PENN MUTUAL AM 1847 INCOME FUND

ANNUAL REPORT	DECEMBER 31, 2021

Investment Adviser: Penn Mutual Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

TABLE OF CONTENTS

Shareholder Letters	1

Schedules of Investments	8

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their report on Form N-PORT (Form N-Q for filings prior to June 30, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent year ended December, 31, is available (i) without charge, upon request, by calling 1-877-PMA-MLLC (877-762- 6552); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021
(Unaudited)

SHAREHOLDER LETTER

Dear Shareholder,

We are pleased to provide the 2021 report for the Penn Mutual AM Strategic Income Fund (the “Strategic Income Fund”) for the twelve-month period ending December 31, 2021. Included is a summary of Fund management, strategy and performance during 2021 and our outlook for the financial markets.

Economic growth in the United States moderated during the second half of the year, but the economy continues to display resilience to the ongoing challenges from the COVID-19 pandemic. Household spending registered the strongest gains in decades as the U.S. consumer benefitted from record-high household wealth accumulation, continuing fiscal assistance programs and tight labor markets helping to fuel wage gains. Corporations posted record-high profits during the year, benefitting from robust demand and improving operating margins despite rising cost pressures.

Even though the overall picture on economic growth was positive, the surge in inflation- reaching the highest levels in nearly four decades - poses new challenges and risks to the economic recovery. Higher inflation spread across key sectors of the U.S. economy including food, energy and housing. Wage pressures are also building as the demand for labor outpaces the supply, shifting the balance of power in the labor market from employers to employees. Companies are reacting to the new environment by raising prices, increasing the likelihood that higher inflation will become self-reinforcing.

Treasury yields moved higher and the yield curve steepened materially during the first quarter, but the sell-off in Treasury bonds was short-lived. Concerns about an economy that was approaching peak growth and the emergence of new COVID-19 variants kept a lid on Treasury yields for the balance of 2021. Real yields for Treasury Inflation Protected securities moved steadily deeper into negative territory throughout the year as investors sought protection in the high inflation environment.

Following a year of historic credit market volatility, corporate spreads moved gradually tighter for the majority of 2021. Investment-grade corporate bonds traded in a narrow range near the tightest levels since the global financial crisis. High yield corporate bonds also performed strongly this year with the lower rating categories registering the strongest results. The default environment proved benign in 2021 as borrowers benefitted from easy credit conditions and low interest rates.

The Strategic Income Fund performance generated a net total return of 2.36% for the year, ahead of its 3-month LIBOR benchmark return of 0.16%. Key drivers included outperformance among corporate and securitized bond holdings in addition to active duration and yield curve management.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021
(Unaudited)

Equity markets are likely to face heightened volatility and a steeper hill to climb in 2022 as the Federal Reserve (“Fed”) pulls back on excess liquidity. Credit markets are likely to be more resilient as strong investor demand for income and solid corporate credit fundamentals are expected to keep credit spreads range-bound. Duration or interest rate risk is again likely to be the biggest driver of relative performance for fixed income assets this year.

As the Fed begins its path to normalize interest rate policy, we firmly believe our active fixed income management approach will continue to help Fund investors navigate the changing market environment. We thank you for your investment in the Fund and look forward to helping you achieve your investment goals in the future.

Warm Regards,

Your Portfolio Management Team

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

Definition of Comparative Index And Other Investment Terms

The ICE 3-Month USD LIBOR Index is a benchmark rate produced for five currencies with 3-Month maturities. It provides an indication of the average rate at which a LIBOR contributor bank can obtain unsecured funding in the London interbank market for a given period, in a given currency. The performance results for the ICE 3-Month USD LIBOR Index are net of foreign income tax withholding.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021
(Unaudited)

SHAREHOLDER LETTER

Dear Shareholder,

We are pleased to provide the 2021 report for the Penn Mutual AM 1847 Income Fund (the “1847 Income Fund”) for the period ending December 31, 2021. Included is a summary of Fund management, strategy and performance during 2021 and our outlook for the financial markets.

The year began with a continuation of the sharp stock market reversal from the global pandemic-led March 2020 lows. At first, nearly all stocks participated and even small capitalization stocks started the year off strong relative to their larger capitalization counterparts. However, this relative small capitalization strength did not last long as large capitalization stocks resumed their dominance. The S&P 500 Index finished near all-time highs, while the Russell 2000 Index went sideways for a while and even produced a negative return in the second half of the year. In the bond market, an early burst in intermediate- and longer-term U.S. Treasury bond yields also fizzled out by mid- year. This initial gap up in yields sent intermediate- and longer-term bonds to one of their worst full year returns in many years.

The 1847 Income Fund attempted to navigate this period by taking a more balanced approach from a market capitalization positioning standpoint. In addition, the Fund maintained a consistent short-duration stance throughout the year. As a result, the Fund faced a tale of two halves of 2021. In the first half of the year, the Fund performed strongly relative to most of its benchmarks and peers. But as the market shifted in the middle of 2021, the Fund struggled and lost much of its early lead. Overall, it held its own versus its major benchmarks and finished in the top-19th percentile of its Morningstar category.

As portfolio managers we became more selective and patient as valuations continued to climb. As a result of this approach the cash balance gradually rose throughout 2021. In this environment, the 1847 Income Fund generated a net return of 9.78% for the full year 2021. This performance was achieved while exposing investors to less duration risk relative to its fixed income indexes. In comparison, the Bloomberg U.S. Corporate Investment Grade Index returned -1.04%, the Bloomberg U.S. High Yield 2% Issuer Capped Index returned 5.26%, and the Russell 3000 Value Index returned 25.37%, during the same period.

Overall, we were pleased with the Fund’s annual performance and positioning by the end of the year. It holds 68 total positions with approximately 34% allocated to dividend paying common stocks, nearly 45% allocated to fixed income securities and 21% cash and short term T-bills. The equity allocation of the Fund is diversified across sectors and market capitalization size. We believe each equity security in the portfolio presents an opportunity for significant total return upside. Additionally, we consider the dividends

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021
(Unaudited)

being paid by the vast majority of these companies to be sustainable; that is, covered by company operating cash flow with the potential to grow in the future. In the fixed income allocation, we have found the most value in the shorter end of the yield curve, predominately in high-yield bonds and convertible securities. In our view this segment of the market, at current, offers the best balance of yield and upside potential relative to downside risk. We have many equity and fixed income candidates in our research backlog which we would look to act on if volatility rears its head in 2022.

Broadly speaking, equity valuation multiples appear somewhat elevated. Further, incredible strong corporate earnings have possibly peaked after a surge in sales and margin growth. While it is certainly possible corporate earnings could continue to be solid, year-over-year earnings comparisons will be very difficult to beat. This could lead to stock market volatility throughout 2022. With bond yields where they are today we would also expect to focus on shorter maturity investments. The Federal Reserve seems intent on taming inflation which will lead to a shift in its easy monetary policy. This policy shift could also lead to volatility in the prices of bond throughout the year. As a result, the Fund’s investments will likely continue to be focused in self-funding, high-yield and convertible credits. However, if yields move up it will likely increase the number of suitable intermediate (or longer) maturity candidates, so long as risk and reward prove reasonable. The main takeaway from the Fund’s investment strategy is an opportunistic approach: trading activity should correlate with volatility. When prices in the investable universe decline, we seek to be selectively opportunistic; and as prices move higher, we are willing to be patient. In the meantime, we believe a prudent positioning in regards to duration and credit risk is warranted.

We thank you for your investment in the Fund and look forward to helping you achieve your investment goals in the future.

Warm Regards,

Your Portfolio Management Team

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Past performance is no guarantee of future results. Mutual fund investing involves risk, including possible loss of principal.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021
(Unaudited)

Definition of Comparative Index And Other Investment Terms

The Russell 3000 Value Index is an index that measures the performance of the broad value segment of the US equity value universe. It includes those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is a small-cap stock market index that makes up the smallest 2,000 stocks in the Russell 3000® Index.

The Bloomberg U.S. Corporate Investment Grade Index is an index that measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

The Bloomberg U.S. High Yield 2% Issuer Capped Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index wide on a pro rata basis.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021
(Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Penn Mutual AM Strategic Income Fund, I Shares, versus the ICE 3-Month USD LIBOR Index.

	TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2021
	One Year Return	3 Year Return	Annualized Inception to Date*
Penn Mutual AM Strategic Income Fund, I Shares	2.36%	4.29%	3.64%
ICE 3-Month USD LIBOR Index	0.16%	1.06%	1.26%

* The Penn Mutual AM Strategic Income Fund commenced operations on July 2, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
DECEMBER 31, 2021
(Unaudited)

Comparison of Change in the Value of a $25,000 Investment in the Penn Mutual AM 1847 Income Fund, I Shares, versus the Bloomberg U.S. High Yield 2% Issuer Capped TR Index (Value Unhinged USD) and the Russell 3000 Value Index.

	TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2021
	One Year Return	Annualized Inception to Date*
Penn Mutual AM 1847 Income Fund, I Shares	9.78%	11.64%
Bloomberg U.S. High Yield 2% Issuer Capped TR Index (Value Unhinged USD)	5.26%	8.28%
Russell 3000 Value Index	25.37%	32.55%

* The Penn Mutual AM 1847 Income Fund commenced operations on July 31, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

SECTOR WEIGHTINGS (UNAUDITED)†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 37.2%
	Face Amount	Value

Communication Services — 1.3%

T-Mobile USA Callable 04/15/2026 @ $102 3.500%, 04/15/2031	$1,500,000	$1,560,570

Consumer Discretionary — 1.3%

Ford Motor 4.750%, 01/15/2043	1,500,000	1,655,625

Consumer Staples — 3.4%

Kraft Heinz Foods Callable 12/01/2045 @ $100 4.375%, 06/01/2046	2,000,000	2,342,001

Mars Callable 04/16/2032 @ $100 1.625%, 07/16/2032(A)	2,000,000	1,887,705

		4,229,706

Financials — 8.2%
First Maryland Capital II Callable 02/07/2022 @ $100
0.982%, VAR ICE LIBOR USD 3 Month + 0.850%, 02/01/2027	2,411,000	2,334,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Financials — continued
JPMorgan Chase 3.599%, VAR ICE LIBOR USD 3 Month + 3.470%, (B)	$2,863,000	$2,877,315
Callable 04/30/2022 @ $100
OneMain Finance 8.250%, 10/01/2023	2,000,000	2,202,500
State Street Callable 02/07/2022 @ $100
0.716%, VAR ICE LIBOR USD 3 Month + 0.560%, 05/15/2028	2,750,000	2,650,577

		10,064,427

Health Care — 8.5%
Bristol-Myers Squibb Callable 04/26/2029 @ $100 3.400%, 07/26/2029	2,000,000	2,190,008
Centene Callable 02/15/2025 @ $102 3.375%, 02/15/2030	2,500,000	2,545,975
Health Care Service A Mutual Legal Reserve Callable 03/01/2030 @ $100 2.200%, 06/01/2030(A)	2,000,000	1,958,677
Jazz Securities DAC Callable 07/15/2024 @ $102 4.375%, 01/15/2029(A)	1,500,000	1,553,160
Merck Callable 09/07/2038 @ $100 3.900%, 03/07/2039	1,900,000	2,230,086

		10,477,906

Industrials — 4.8%
Boeing Callable 11/01/2034 @ $100 3.250%, 02/01/2035	1,300,000	1,309,939
Builders FirstSource Callable 06/01/2022 @ $103 6.750%, 06/01/2027(A)	1,764,000	1,861,020
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	516,407	522,306
FXI Holdings Callable 11/15/2022 @ $106 12.250%, 11/15/2026(A)	1,000,000	1,123,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Industrials — continued
Imola Merger Callable 05/15/2024 @ $102 4.750%, 05/15/2029(A)	$1,000,000	$1,026,050

		5,843,115

Information Technology — 2.0%
Dell International Callable 06/15/2041 @ $100 3.375%, 12/15/2041(A)	1,500,000	1,482,962
IHS Markit Callable 08/01/2022 @ $100 5.000%, 11/01/2022(A)	1,000,000	1,028,500

		2,511,462

Materials — 1.8%
Cleveland-Cliffs Callable 10/17/2022 @ $107 9.875%, 10/17/2025(A)	2,000,000	2,263,580

Real Estate — 1.7%
MPT Operating Partnership Callable 10/15/2022 @ $103 5.000%, 10/15/2027‡	2,000,000	2,092,500

Utilities — 4.2%
FirstEnergy Callable 04/15/2027 @ $100 4.400%, 07/15/2027	2,000,000	2,154,073
Pacific Gas and Electric Callable 06/01/2046 @ $100 4.000%, 12/01/2046	2,000,000	1,940,885
Vistra 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%, (A)(B)	1,000,000	1,012,890
Callable 12/15/2026 @ $100

		5,107,848

TOTAL CORPORATE OBLIGATIONS (Cost $45,279,544)		45,806,739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

ASSET-BACKED SECURITIES — 29.6%
	Face Amount	Value

Other ABS — 18.6%
Benefit Street Partners CLO II, Ser 2017-IIA, Cl CR Callable 01/15/2022 @ $100
3.824%, VAR ICE LIBOR USD 3 Month + 3.700%, 07/15/2029 (A)	$1,500,000	$1,476,855
BSPRT Issuer, Ser 2021-FL6, Cl B Callable 03/15/2023 @ $100
1.710%, VAR ICE LIBOR USD 1 Month + 1.600%, 03/15/2036 (A)	1,500,000	1,494,567
Crestline Denali CLO XVI, Ser 2018-1A, Cl A
Callable 01/20/2022 @ $100 1.252%, VAR ICE LIBOR USD 3 Month + 1.120%, 01/20/2030 (A)	2,500,000	2,497,398
Deerpath Capital CLO, Ser 2020-1A, Cl A1
1.972%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/17/2032 (A)	2,500,000	2,503,415
First Eagle BSL CLO, Ser 2020-1A, Cl C
Callable 01/20/2022 @ $100 4.482%, VAR ICE LIBOR USD 3 Month + 4.350%, 01/20/2033 (A)	2,600,000	2,596,435
Mountain View CLO X, Ser 2018-10A, Cl CR
Callable 01/13/2022 @ $100 1.972%, VAR ICE LIBOR USD 3 Month + 1.850%, 10/13/2027 (A)	1,805,000	1,808,399
OCP CLO, Ser 2021-13A, Cl DR
Callable 04/15/2022 @ $100 6.624%, VAR ICE LIBOR USD 3 Month + 6.500%, 07/15/2030 (A)	2,000,000	1,993,944
Silvermore CLO, Ser 2014-1A, Cl B
Callable 02/15/2022 @ $100 3.156%, VAR ICE LIBOR USD 3 Month + 3.000%, 05/15/2026 (A)	2,500,000	2,501,925
Telos CLO, Ser 2018-4A, Cl CR
Callable 01/17/2022 @ $100 2.722%, VAR ICE LIBOR USD 3 Month + 2.600%, 01/17/2030 (A)	1,050,000	1,049,543
Thunderbolt Aircraft Lease, Ser 2017-A, Cl B
Callable 04/15/2024 @ $100 5.750%, 05/17/2032 (A)	1,617,790	1,471,958

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

ASSET-BACKED SECURITIES — continued
	Face Amount	Value

Other ABS — continued
Trinitas CLO XII, Ser 2020-12A, Cl C
Callable 04/25/2022 @ $100 3.124%, VAR ICE LIBOR USD 3 Month + 3.000%, 04/25/2033 (A)	$1,500,000	$1,504,388
Trinitas CLO XIV, Ser 2020-14A, Cl D
Callable 01/25/2023 @ $100 4.424%, VAR ICE LIBOR USD 3 Month + 4.300%, 01/25/2034 (A)	2,000,000	2,015,634

		22,914,461

Student Loan — 11.0%
ECMC Group Student Loan Trust, Ser 2019-1A, Cl A1A
Callable 07/25/2030 @ $100 2.720%, 07/25/2069 (A)	1,884,961	1,929,452
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
Callable 12/15/2027 @ $100 1.710%, VAR ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)	2,250,000	2,286,025
Navient Private Education Loan Trust, Ser 2015-AA, Cl A3
Callable 01/15/2029 @ $100 1.810%, VAR ICE LIBOR USD 1 Month + 1.700%, 11/15/2030 (A)	2,000,000	2,044,724
SLM Student Loan Trust, Ser 2014-2, Cl A3
Callable 01/25/2030 @ $100 0.693%, VAR ICE LIBOR USD 1 Month + 0.590%, 03/25/2055	1,507,176	1,503,258
SMB Private Education Loan Trust, Ser 2015-C, Cl A3
Callable 09/15/2028 @ $100 2.060%, VAR ICE LIBOR USD 1 Month + 1.950%, 08/16/2032 (A)	2,000,000	2,028,556
SMB Private Education Loan Trust, Ser 2015-C, Cl B
Callable 09/15/2028 @ $100 3.500%, 09/15/2043 (A)	3,660,000	3,760,801

		13,552,816

TOTAL ASSET-BACKED SECURITIES (Cost $36,483,372)		36,467,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

MORTGAGE-BACKED SECURITIES — 18.7%
	Face Amount	Value

Agency Mortgage-Backed Obligations — 6.5%
FHLMC Multifamily Structured Pass - Through, Ser K043, Cl X3, IO Callable 10/25/2024 @ $100 1.634%, 02/25/2043 (C)	$20,425,000	$925,782
FHLMC Multifamily Structured Pass - Through, Ser K106, Cl A1 Callable 10/25/2029 @ $100 1.783%, 10/25/2029	2,061,054	2,084,432
FHLMC, Ser 2016-4609, Cl QV 3.000%, 05/15/2044	4,020,000	4,073,835
FHLMC, Ser 2019-4895, Cl C 4.500%, 02/15/2049	203,310	212,328
FNMA 3.500%, 11/01/2044	690,537	717,723

		8,014,100

Non-Agency Mortgage-Backed Obligations — 12.2%
BX Commercial Mortgage Trust, Ser BXLP, Cl A 0.910%, , VAR ICE LIBOR USD 1 Month + 0.800% 12/15/2036 (A)	1,670,082	1,669,077
FREMF Mortgage Trust, Ser K29, Cl C Callable 04/25/2023 @ $100 3.474%, 05/25/2046 (A),(C)	2,000,000	2,052,190
FREMF Mortgage Trust, Ser K65, Cl B Callable 05/25/2027 @ $100 4.073%, 07/25/2050 (A),(C)	2,650,000	2,895,403
FREMF Mortgage Trust, Ser K69, Cl B Callable 09/25/2027 @ $100 3.726%, 10/25/2049 (A),(C)	2,635,000	2,841,435
JP Morgan Mortgage Trust, Ser 2017-1, Cl A11 Callable 07/25/2023 @ $100 3.469%, 01/25/2047 (A),(C)	842,569	844,030
Sequoia Mortgage Trust, Ser 2017-5, Cl A1 Callable 03/25/2023 @ $100 3.500%, 08/25/2047 (A),(C)	1,020,997	1,030,494
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A1 Callable 11/25/2022 @ $100 4.000%, 12/25/2047 (A),(C)	893,354	902,206

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

Non-Agency Mortgage-Backed Obligations — continued
Sequoia Mortgage Trust, Ser 2021-5, Cl A5 2.000%, 07/25/2051 (A),(C)	$2,749,227	$2,760,466

		14,995,301

TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,075,825)		23,009,401

PREFERRED STOCK — 4.6%
	Shares

Communication Services — 0.5%
ViacomCBS 5.750%	13,500	677,970

Financials — 1.3%
Wells Fargo 4.750%	60,000	1,551,600

Industrials — 1.1%
Fluor 6.500%, (A)	1,000	1,318,400

Utilities — 1.7%
Duke Energy 5.625%,	80,000	2,137,600

TOTAL PREFERRED STOCK (Cost $5,634,415)		5,685,570

U.S. TREASURY OBLIGATIONS — 3.9%
	Face Amount
United States Treasury Inflation Indexed Bonds 1.000%, 02/15/2048	$1,121,630	1,571,941

United States Treasury Notes 2.875%, 10/31/2023	700,000	727,590
0.875%, 06/30/2026	2,500,000	2,460,351

		3,187,941

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,333,435)		4,759,882

TOTAL INVESTMENTS — 94.0% (Cost $114,806,591)		$115,728,869

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

Percentages are based on Net Assets of $123,051,666.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2021 was $66,476,063 and represents 54.0% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ABS — Asset-Backed Securities

BSL — Broadly Syndicated Loans

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddy Mac Multi-Family

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The open futures contracts held by the Fund at December 31, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	53	Apr-2022	$11,569,828	$11,563,109	$(6,719)

Type of Contract	Number of Contracts (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	(29)	Apr-2022	$(3,493,541)	$(3,508,320)	$(14,779)
U.S. Ultra Long Treasury Bond	(54)	Mar-2022	(10,475,469)	(10,644,750)	(169,281)
Ultra 10-Year U.S. Treasury Note	(25)	Mar-2022	(3,608,350)	(3,660,937)	(52,587)

			$(17,577,360)	$(17,814,007)	$(236,647)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND
DECEMBER 31, 2021

The following table summarizes the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$45,806,739	$—	$45,806,739

Asset-Backed Securities	—	36,467,277	—	36,467,277

Mortgage-Backed Securities	—	23,009,401	—	23,009,401

Preferred Stock	5,685,570	—	—	5,685,570

U.S. Treasury Obligations	—	4,759,882	—	4,759,882

Total Investments in Securities	$5,685,570	$110,043,299	$—	$115,728,869

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*

Unrealized Depreciation	(243,366)	—	—	(243,366)

Total Other Financial Instruments	$(243,366)	$—	$—	$(243,366)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the year ended December 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
DECEMBER 31, 2021

SECTOR WEIGHTINGS (UNAUDITED)†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 33.8%
	Shares	Value
Communication Services — 1.0%
AT&T	9,970	$245,262

Consumer Discretionary — 4.2%

Caleres	10,395	235,758

Camping World Holdings, Cl A	5,930	239,572

Kohl’s	4,695	231,886

Macy’s	10,715	280,519

Marine Products	6,580	82,250

		1,069,985

Consumer Staples — 5.3%

Associated British Foods ADR	10,285	282,426

Edgewell Personal Care	4,435	202,724

Henkel & KGaA ADR	5,615	110,728

MGP Ingredients	1,250	106,238

Molson Coors Beverage, Cl B	4,035	187,022

Tate & Lyle ADR	7,260	259,182

Walgreens Boots Alliance	3,725	194,296

		1,342,616

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
DECEMBER 31, 2021

COMMON STOCK — continued
	Shares	Value

Energy — 2.9%

Coterra Energy	9,660	$183,540

Devon Energy	2,150	94,707

EOG Resources	760	67,511

Exxon Mobil	2,080	127,275

HollyFrontier	7,955	260,765

		733,798

Financials — 2.4%

American Equity Investment Life Holding	7,105	276,526

Bank of America	2,820	125,462

Union Bankshares	7,160	208,070

		610,058

Health Care — 3.1%

Gilead Sciences	3,570	259,218

Hikma Pharmaceuticals ADR	3,835	231,059

Hypera ADR *	57,940	289,410

		779,687

Industrials — 5.5%

Argan	8,065	312,035

BWX Technologies	5,245	251,131

Hurco	9,880	293,436

LSI Industries	40,840	280,162

Snap-on	1,220	262,763

		1,399,527

Information Technology — 3.6%

International Business Machines	1,575	210,515

MiX Telematics ADR	24,610	310,332

NVE	1,750	119,525

Xperi Holding	14,130	267,198

		907,570

Materials — 3.1%

Barrick Gold	14,525	275,975

Fortitude Gold	44,976	297,741

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
DECEMBER 31, 2021

COMMON STOCK — continued
	Shares	Value

Materials — continued

Mosaic	4,020	$157,946

Nucor	560	63,924

		795,586

Real Estate — 1.0%

Federal Realty Investment Trust ‡	995	135,639

Kimco Realty ‡	5,465	134,712

		270,351

Utilities — 1.7%

UGI	2,990	137,271

Vistra	12,705	289,293

		426,564

TOTAL COMMON STOCK (Cost $8,283,061)		8,581,004

CORPORATE OBLIGATIONS — 21.6%
	Face Amount

Consumer Discretionary — 5.8%
Mattel Callable 12/15/2022 @ $100 3.150%, 03/15/2023	$437,516	445,173
Service International Callable 08/15/2025 @ $102 3.375%, 08/15/2030	830,000	814,703
Vista Outdoor Callable 03/15/2024 @ $102 4.500%, 03/15/2029(A)	205,000	206,281

		1,466,157

Consumer Staples — 1.6%
Coty Callable 04/15/2023 @ $103 5.000%, 04/15/2026(A)	400,000	412,012

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
DECEMBER 31, 2021

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

Health Care — 8.7%
DaVita Callable 02/15/2026 @ $102 3.750%, 02/15/2031(A)	$841,000	$819,411
Encompass Health Callable 02/07/2022 @ $100 5.125%, 03/15/2023	273,000	273,000
Owens & Minor Callable 09/15/2024 @ $100 4.375%, 12/15/2024	605,000	641,300
Regeneron Pharmaceuticals Callable 03/15/2050 @ $100 2.800%, 09/15/2050	500,000	468,536

		2,202,247

Industrials — 1.0%
Continental Airlines Pass - Through Trust 5.983%, 04/19/2022	87,119	88,114
Stericycle Callable 01/24/2022 @ $103 5.375%, 07/15/2024(A)	175,000	178,500

		266,614

Materials — 4.5%
Compass Minerals International Callable 05/15/2024 @ $100 4.875%, 07/15/2024(A)	442,000	451,945
GCP Applied Technologies Callable 01/24/2022 @ $103 5.500%, 04/15/2026(A)	120,000	123,000
Koppers Callable 02/07/2022 @ $103 6.000%, 02/15/2025(A)	550,000	559,620

		1,134,565

TOTAL CORPORATE OBLIGATIONS (Cost $5,461,529)		5,481,595

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
DECEMBER 31, 2021

CONVERTIBLE BONDS — 19.8%
	Face Amount	Value
Consumer Discretionary — 0.1%
Cheesecake Factory CV to 12.7551 0.375%, 06/15/2026	$23,000	$20,599

Health Care — 13.6%
Halozyme Therapeutics CV to 12.9576 0.250%, 03/01/2027 (A)	805,000	716,953
Ionis Pharmaceuticals CV to 12.0075 0.125%, 12/15/2024	856,000	765,050
Jazz Investments I CV to 4.5659 1.500%, 08/15/2024	515,000	515,322
Ligand Pharmaceuticals CV to 4.0244 0.750%, 05/15/2023	810,000	806,456
Supernus Pharmaceuticals CV to 16.8545 0.625%, 04/01/2023	675,000	665,297

		3,469,078

Industrials — 1.6%
Fortive CV to 10.568 0.875%, 02/15/2022	400,000	400,000

Information Technology — 4.5%
CalAmp CV to 32.5256 2.000%, 08/01/2025	705,000	654,628
Mandiant CV to 16.4572 Callable 06/01/2022 @ $100 1.625%, 06/01/2035	500,000	498,791

		1,153,419

TOTAL CONVERTIBLE BONDS (Cost $4,995,383)		5,043,096

PREFERRED STOCK — 3.1%
	Shares

Communication Services — 1.8%
ViacomCBS 5.750%	8,930	448,465

Industrials — 0.5%
Fluor 6.500%, (A)	100	131,840

Utilities — 0.8%
UGI 7.250%,	2,000	209,960

TOTAL PREFERRED STOCK (Cost $885,001)		790,265

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND
DECEMBER 31, 2021

U.S. TREASURY OBLIGATION — 7.9%
	Face Amount	Value

United States Treasury Bill 0.045%, 02/10/2022(B)	$2,000,000	$1,999,931

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,999,901)		1,999,931

TOTAL INVESTMENTS — 86.2% (Cost $21,624,875)		$21,895,891

Percentages are based on Net Assets of $25,388,932.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2021 was $3,599,562 and represents 14.2% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

The following table summarizes the level of inputs used as of December 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$8,581,004	$—	$—	$8,581,004

Corporate Obligations	—	5,481,595	—	5,481,595

Convertible Bonds	—	5,043,096	—	5,043,096

U.S. Treasury Obligation	—	1,999,931	—	1,999,931

Preferred Stock	790,265	—	—	790,265

Total Investments in Securities	$9,371,269	$12,524,622	$—	$21,895,891

Amounts designated as “—” are $0.

For the year ended December 31, 2021, there was a transfer out of Level 3 due to the availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES
	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Assets:
Investments, at Value (Cost $114,806,591 and $21,624,875)	$115,728,869	$21,895,891
Cash	7,416,049	3,382,167
Interest Receivable	704,135	117,685
Cash Pledged as Collateral for Futures Contracts	432,450	—
Variation Margin Receivable	2,484	—
Reclaim Receivable	—	1,012
Due from Adviser	—	11,738
Prepaid Expenses	10,337	13,163

Total Assets	124,294,324	25,421,656

Liabilities:
Payable for Investment Securities Purchased	1,052,461	—
Payable for Variation Margin	89,080	—
Due to Adviser	46,871	—
Audit Fees Payable	13,000	13,000
Due to Administrator	9,374	8,494
Due to Transfer Agent	7,649	4,599
Chief Compliance Officer Fees Payable	2,347	477
Trustees Fees Payable	17	4
Other Accrued Expenses	21,859	6,150

Total Liabilities	1,242,658	32,724

Net Assets	$123,051,666	$25,388,932

Net Assets Consist of:
Paid-in Capital	$122,577,291	$25,125,428
Total Distributable Earnings	474,375	263,504

Net Assets	$123,051,666	$25,388,932

Class I Shares:
Net Assets	$123,051,666	$25,388,932
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	12,512,324	2,493,553
Net Asset Value, Offering and Redemption Price Per Share
(Net Assets/Shares Outstanding)	$9.83	$10.18

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

STATEMENTS OF OPERATIONS
	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Investment Income:
Interest Income	$3,379,106	$496,601
Dividend Income	273,043	330,536
Less: Foreign Taxes Withheld	—	(3,417)

Total Investment Income	3,652,149	823,720

Expenses:
Investment Advisory Fees	549,691	113,555
Administration Fees	109,935	100,010
Trustees’ Fees	20,456	4,230
Chief Compliance Officer Fees	7,887	3,037
Legal Fees	61,933	12,455
Transfer Agent Fees	44,378	27,220
Registration Fees	28,613	16,026
Audit Fees	26,896	26,435
Pricing Fees	20,710	6,173
Printing Fees	16,254	12,746
Custodian Fees	2,103	3,569
Insurance and Other Expenses	30,771	6,992

Total Expenses	919,627	332,448

Less:
Waiver of Investment Advisory Fees	—	(113,555)
Reimbursement by Investment Adviser	—	(54,871)

Net Expenses	919,627	164,022

Net Investment Income	2,732,522	659,698

Net Realized Gain on Investments	2,556,996	2,289,316

Net Realized Gain on Futures Contracts	1,162,647	—

Net Change in Unrealized Depreciation on Investments	(3,173,510)	(773,036)

Net Change in Unrealized Depreciation on Futures Contracts	(425,047)	—

Net Realized and Unrealized Gain on Investments and Futures Contracts	121 ,086	1,516 ,280

Net Increase in Net Assets Resulting from Operations	$2,853,608	$2,175,978

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2021	Year Ended December 31, 2020
Operations:
Net Investment Income	$2,732,522	$2,591,406
Net Realized Gain on Investments, Swap Contracts and Futures Contracts	3,719,643	64,734
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(3,598,557)	2,953,680

Net Increase in Net Assets Resulting from Operations	2,853,608	5,609,820

Distributions	(5,626,525)	(3,844,505)

Return of Capital	(2,655,075)	—

Total Distributions	(8,281,600)	(3,844,505)

Capital Share Transactions:

I Shares:
Issued	119,655	130,059
Reinvestment of Distributions	8,281,600	3,844,504
Redeemed	(44,095)	(124,531)

Net Increase in Net Assets from Share Transactions	8,357,160	3,850,032

Total Increase in Net Assets	2,929,168	5,615,347

Net Assets:
Beginning of Year	120,122,498	114,507,151

End of Year	$123,051,666	$120,122,498

Shares Issued and Redeemed:

I Shares:
Issued	11,558	12,755
Reinvestment of Distributions	823,068	379,450
Redeemed	(4,281)	(12,208)

Net Increase in Shares Outstanding from Share Transactions	830,345	379,997

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended December 31, 2021	Period Ended December 31, 2020*
Operations:
Net Investment Income	$659,698	$166,189
Net Realized Gain on Investments	2,289,316	103,059
Net Change in Unrealized Appreciation (Depreciation) on Investments	(773,036)	1,044,052

Net Increase in Net Assets Resulting from Operations	2,175,978	1,313,300

Distributions	(3,011,048)	(214,726)

Return of Capital	(134,592)	—

Total Distributions	(3,145,640)	(214,726)

Capital Share Transactions:

I Shares:
Issued	2,972,209	20,409,226
Reinvestment of Distributions	3,145,457	214,726
Redeemed	(1,478,005)	(3,593)

Net Increase in Net Assets from Share Transactions	4,639,661	20,620,359

Total Increase in Net Assets	3,669,999	21,718,933

Net Assets:
Beginning of Year/Period	21,718,933	—

End of Year/Period	$25,388,932	$21,718,933

Shares Issued and Redeemed:

I Shares:
Issued	261,484	2,040,280
Reinvestment of Distributions	300,472	20,579
Redeemed	(128,921)	(341)

Net Increase in Shares Outstanding from Share Transactions	433,035	2,060,518

*	Commenced operations on July 31, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

I Shares	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Period Ended December 31, 2018*
Net Asset Value, Beginning of Year/ Period	$10.28	$10.13	$9.84	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.23	0.23	0.24	0.12
Net Realized and Unrealized Gain (Loss)	0.01	0.25	0.32	(0.13)

Total from Operations	0.24	0.48	0.56	(0.01)

Dividends and Distributions:
Net Investment Income	(0.25)	(0.25)	(0.25)	(0.12)
Net Realized Gain	(0.22)	(0.08)	(0.02)	(0.03)
Return of Capital	(0.22)	—	—	—^

Total Dividends and Distributions	(0.69)	(0.33)	(0.27)	(0.15)

Net Asset Value, End of Year/Period	$9.83	$10.28	$10.13	$9.84

Total Return†	2.36%	4.89%	5.65%	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$123,052	$120,122	$114,507	$107,887
Ratio of Expenses to Average Net Assets	0.75%	0.74%	0.78%	0.86	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.75%	0.74%	0.78%	0.92	%**
Ratio of Net Investment Income to Average Net Assets	2.24%	2.25%	2.38%	2.48	%**
Portfolio Turnover Rate	96%	175%	83%	21	%***

(1)	Calculated using average shares.
*	Commenced operations on July 2, 2018.
**	Annualized
***	Not Annualized
^	Amount is less than $0.005.
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as ‘‘-’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM
1847 INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year or Period

I Shares	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net Asset Value, Beginning of Year/Period	$10.54	$10.00

Income from Operations:
Net Investment Income(1)	0.30	0.08
Net Realized and Unrealized Gain	0.72	0.57

Total from Operations	1.02	0.65

Dividends and Distributions:
Net Investment Income	(0.47)	(0.08)
Net Realized Gain	(0.85)	(0.03)
Return of Capital	(0.06)	—

Total Dividends and Distributions	(1.38)	(0.11)

Net Asset Value, End of Year/Period	$10.18	$10.54

Total Return†	9.78%	6.47%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$25,389	$21,719
Ratio of Expenses to Average Net Assets	0.65%	0.88	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.32%	1.95	%**
Ratio of Net Investment Income to Average Net Assets	2.61%	1.97	%**
Portfolio Turnover Rate	97%	40	%***

(1)	Calculated using average shares.
*	Commenced operations on July 31, 2020.
**	Annualized
***	Not Annualized
†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as ‘‘-’’ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 55 funds. The financial statements herein are those of the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund (the “Funds”). The investment objective of the Penn Mutual AM Strategic Income Fund is to seek attractive risk-adjusted total return through a combination of income and capital appreciation. The investment objective of the Penn Mutual AM 1847 Income Fund is to seek current income and, secondarily, total return consistent with the preservation of capital. The Funds are classified as a diversified investment company. Penn Mutual Asset Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer I Shares. The Penn Mutual AM Strategic Income Fund and Penn Mutual AM 1847 Income Fund commenced operations on July 2, 2018 and July 31, 2020, respectively. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.  Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended December 31, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than- not” (i.e., greater than 50-PERCENT) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.

Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — The Penn Mutual AM Strategic Income Fund utilized futures contracts during the year ended December 31, 2021. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2021.

For the year ended December 31, 2021, the average quarterly notional amount of futures contracts held were as follows:

Penn Mutual AM Strategic Income Fund:

Average Quarterly Market Value Balance Long	$ 11,650,373
Average Quarterly Market Value Balance Short	$ (18,887,992)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

Dividends and Distributions to Shareholders — The Funds distribute their net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

For the year ended December 31, 2021, the Funds did not hold any option contracts.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at year end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At December 31, 2021, the Funds did not hold Swaps Contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

3.  Derivative Transactions:

The Penn Mutual AM Strategic Income Fund held derivatives throughout the year with only one type of exposure to interest rate risk on derivatives, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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The fair value of derivative instruments as of December 31, 2021, is as follows:

Penn Mutual AM Strategic Income Fund

	Asset Derivatives				Liability Derivatives
	Statements of Assets and Liability Location	Fair Value			Statements of Assets and Liability Location	Fair Value
Interest Rate contracts	Net Assets — Unrealized appreciation on Future Contracts	$ -	*	Interest Rate contracts	Net Assets — Unrealized depreciation on Future Contracts	$243,366	*

		$ -				$243,366

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

4.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/ or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5.  Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended December 31, 2021, the Penn Mutual AM Strategic Income Fund and the Penn Mutual AM 1847 Income Fund paid $109,935 and $100,010, respectively for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

6.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to each of the Funds at a fee calculated at an annual rate of 0.45% of the Funds’ average daily net assets.

Penn Mutual AM Strategic Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until May 31, 2022 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of December 31, 2021, there were no fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement.

Penn Mutual AM 1847 Income Fund:

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquire fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets until May 31, 2022 (the “contractual expense limit”). This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded

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expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. As of December 31, 2021, fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $63,067, expiring in 2023 and $168,426, expiring in 2024.

7.  Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short- term securities, for the year ended December 31, 2021, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Penn Mutual AM Strategic Income Fund	$95,368,680	$93,873,505	$2,498,926	$9,712,615
Penn Mutual AM 1847 Income Fund	20,782,181	23,169,263	–	–

8.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. There is no permanent difference in the current year that would require a charge or credit to distributable earnings and Paid-in capital accounts.

The tax character of dividends or distributions declared during the years ended December 31, 2021 and December 31, 2020:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Penn Mutual AM Strategic Income Fund
2021	$4,640,438	$986,087	$2,655,075	$8,281,600
2020	3,824,369	20,136	—	3,844,505
Penn Mutual AM 1847 Income Fund
2021	$2,536,643	$474,405	$134,592	$3,145,640
2020	214,726	—	—	214,726

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DECEMBER 31, 2021

At December 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

	Penn Mutual AM Strategic Income Fund	Penn Mutual AM 1847 Income Fund
Unrealized Appreciation	$916,905	$263,503
Other Temporary Differences	(442,530)	1

Total Net Distributable Earnings	$474,375	$263,504

The other temporary differences in the current year/period are primarily attributable to treasury straddle loss deferral.

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales and perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Penn Mutual AM Strategic Income Fund	$114,811,964	$2,113,286	$(1,196,381)	$916,905
Penn Mutual AM 1847 Income Fund	21,632,388	1,051,159	(787,656)	263,503

9.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risk factors affecting shareholders’ investments in the Funds.

Active Management Risk (Strategic Income Fund and 1847 Income Fund) - The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

Asset-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk (Strategic Income Fund and 1847 Income Fund) - Fixed-income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high-yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk (Strategic Income Fund) – CDO and CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, a Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Recent legislation, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on CDOs and CLOs that may be owned by a Fund is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of CDOs and CLOs and ultimately adversely impact the holders (including the Fund) of those types of securities.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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Convertible Securities Risk (1847 Income Fund) - The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Corporate Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) - Corporate fixed-income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security.

Counterparty Risk (Strategic Income Fund) - There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Counterparty risk arises primarily from investments in cash held at the Fund’s custodian, derivatives and currency transactions. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk (Strategic Income Fund and 1847 Income Fund) - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Strategic Income Fund) - The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, liquidity risk and tax risk. Liquidity risk is described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by shareholders. Certain derivatives are also subject to counterparty risk, credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Counterparty risk and credit risk are described above. Each of these risks could cause the Fund to lose more

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed-income securities. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Downgrade Risk (Strategic Income Fund and 1847 Income Fund) - The risk that securities are subsequently downgraded in the event that rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

Duration Risk (Strategic Income Fund and 1847 Income Fund) - The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Risk (1847 Income Fund) - The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Extension Risk (Strategic Income Fund and 1847 Income Fund) - The risk that rising interest rates may extend the duration of a fixed-income security, typically reducing the security’s value.

Fixed-Income Securities Risk (Strategic Income Fund and 1847 Income Fund) - The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Futures Contracts Risk (Strategic Income Fund) - Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures typically include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts and which may be unlimited, depending on the structure of the contract. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

Interest Rate Risk (Strategic Income Fund and 1847 Income Fund) - The risk that a rise in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (Strategic Income Fund and 1847 Income Fund) - The risk that U.S. fixed-income securities may underperform other segments of the fixed-income markets or the fixed-income markets as a whole.

Large Capitalization Companies Risk (1847 Income Fund) - The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

LIBOR Replacement Risk (Strategic Income Fund and 1847 Income Fund) - The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Liquidity Risk (Strategic Income Fund and 1847 Income Fund) - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Strategic Income Fund and 1847 Income Fund) - The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Mortgage-Backed Securities Risk (Strategic Income Fund and 1847 Income Fund) - Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses, and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest-rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans generally would be expected to decline and, therefore, to extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae securities also are supported by the right of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage- backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Residential mortgage-backed securities may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. Residential mortgage-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government-issued residential mortgage-backed securities.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

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Municipal Securities Risk (Strategic Income Fund and 1847 Income Fund) – Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter- term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk (Strategic Income Fund) - Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Preferred Stock Risk (Strategic Income Fund and 1847 Income Fund) - Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Prepayment Risk (Strategic Income Fund and 1847 Income Fund) - The risk that, in a declining interest rate environment, fixed-income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Companies Risk (1847 Income Fund) - The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
DECEMBER 31, 2021

companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Swap Agreements Risk (Strategic Income Fund) - Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Swap agreements further involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Unrated Securities Risk (1847 Income Fund) - Debt securities that are not rated by Moody’s, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

U.S. Government Securities Risk (Strategic Income Fund and 1847 Income Fund) - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10.  Other:

At December 31, 2021, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Penn Mutual AM Strategic Income Fund - I Shares	2	92%
Penn Mutual AM 1847 Income Fund - I Shares	1	92%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of December 31, 2021.

On September 7, 2021, Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian, announced that it had entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Fund’s custodian effective as of the Closing Date.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Penn Mutual AM Strategic Income Fund and Penn Mutual AM 1847 Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (two of the Funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial Highlights
Penn Mutual AM Strategic Income Fund	For the year ended December 31, 2021	For each of the two years in the period December 31, 2021	For the years ended December 31, 2021, 2020, 2019 and the period from July 2, 2018 (commencement of operations) through December 31, 2018
Penn Mutual AM 1847 Income Fund	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period July 31, 2020 (commencement of operations) through December 31, 2020

Basis for opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL FUNDS
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

March 1, 2022

We have served as the auditor of one or more investment companies in Penn Mutual Asset Management, LLC since 2018.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be an “interested” person of the Trust as

Name and Year of Birth	Position with Trust and Length of Time Served [1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES[3,4]
William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 55 funds in The Advisors’ Inner Circle Fund III.
4	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888- 514-7557. The following chart lists Trustees and Officers as of December 31, 2021.

Other Directorships Held in the Past Five Years[2]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Glob- al Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust, Schroder Global Se- ries Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, JP Morgan Active Exchange-Traded Funds (33 Portfolios) and Symmetry Panoramic Trust (8 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director Nominee for Lucid Group, Inc.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS

Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.

James Bernstein (Born: 1962)	Vice President (since 2017) Secre- tary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nation- wide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 55 funds in The Advisors’ Inner Circle Fund III.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Other Directorships Held in the Past Five Years[2]

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Schro- der Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

None.
None.
None.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years[1]
OFFICERS (continued)[3]
Russell Emery (Born: 1962)	Chief Compliance Officer (since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Insti- tutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end in- vestment company) to 2018. Chief Compliance Officer of The KP Funds to 2021.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice Pres- ident and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)	Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.
1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 55 funds in The Advisors’ Inner Circle Fund III.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Other Directorships Held in the Past Five Years[2]

None.

None.
None.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years[1]
OFFICERS (continued)[3]
Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associ ate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alter- native Investment Partners, from 2007 to 2011.
1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 55 funds in The Advisors’ Inner Circle Fund III.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Other Directorships Held in the Past Five Years[2]

None.
None.
None.
None.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2021 to December 31, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES – CONCLUDED

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/01/21	Ending Account Value 12/31/21	Annualized Expense Ratios	Expenses Paid During Period*
Penn Mutual AM Strategic Income Fund
Actual Fund Return
I Shares	$1,000.00	$1,003.00	0.78%	$3.94
Hypothetical 5% Return
I Shares	1,000.00	1,021.27	0.78	3.97
Penn Mutual AM 1847 Income Fund
Actual Fund Return
I Shares	$1,000.00	$974.00	0.65%	$3.23
Hypothetical 5% Return
I Shares	1,000.00	1,021.93	0.65	3.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

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NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2021 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2021, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Foreign Tax Credit (6)
Penn Mutual AM Strategic Income Fund

47.19%	17.53%	35.29%	100.00%	3.46%	3.46%	1.41%	58.62%	100.00%	0.00%
Penn Mutual AM 1847 Income Fund

4.47%	15.76%	79.77%	100.00%	10.70%	12.50%	0.01%	18.25%	100.00%	0.00%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).
2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
5.	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.
6.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2021. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2021. Complete information will be computed and reported with your 2021 Form 1099-DIV.

Penn Mutual AM Strategic Income Fund

Penn Mutual AM 1847 Income Fund

P.O. Box 219009

Kansas City, MO 64121

1-877-PMA-MLLC

(877-762-6552)

Investment Adviser:

Penn Mutual Asset Management, LLC

600 Dresher Road, Suite 100

Horsham, Pennsylvania 19044

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PNN-AR-001-0400

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$704,515	None	$11,990	$581,815	None	$607,218
(b)	Audit-Related Fees	$4,000	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$90,000	None	None	$505,050
(d)	All Other Fees	None	None	$1,473	None	None	$15,941

Fees billed by BBD LLP (“BBD”) relate to the Trust.

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$87,000	None	None	$81,625	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2021			FYE December 31, 2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$51,220	None	None	N/A	N/A	N/A
(b)	Audit-Related Fees	None	None	None	N/A	N/A	N/A
(c)	Tax Fees	None	None	None	N/A	N/A	N/A
(d)	All Other Fees	None	None	None	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (BBD):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2021	FYE December 31, 2020
Audit-Related Fees	None	N/A
Tax Fees	None	N/A
All Other Fees	None	N/A

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $91,473 and $520,991 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2021 and 2020, respectively.

(g) The aggregate non-audit fees and services billed by EY for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2021 and 2020, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: March 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: March 11, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger Treasurer, Controller, and CFO

Date: March 11, 2022